UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes					Los Angeles, CA	April 8, 2002
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		16

Form 13F Information Table Value Total:		$15,618 (X1000)


List of Other Included Managers:

NONE
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

NAME OF ISSUER			TITLE OF		CUSIP		VALUE	       SHARES		INV.		OTHER		AUTH
					CLASS					X1000				DISC		MGR		   SOLE

ABBOTT LABS COM                COM              002824100      373	  7198.58 SH       SOLE                  7198.58
ADAIR INTL OIL & GAS COM       COM              005408109        2	 20000.00 SH       SOLE                 20000.00
AMGEN INC COM                  COM              031162100      682	 11611.00 SH       SOLE                 11611.00
ELAN PLC ADR                   COM              284131208      211	  4354.00 SH       SOLE                  4354.00
EXXON MOBIL CORP COM           COM              30231G102      590	 14968.00 SH       SOLE                 14968.00
HONEYWELL INTL INC COM         COM              438516106      220	  8338.00 SH       SOLE                  8338.00
JOHNSON & JOHNSON COM          COM              478160104      213	  3844.00 SH       SOLE                  3844.00
MADERA INTL INC COM NEW        COM              55646L206        0	150000.00 SH       SOLE                150000.00
MEDTRONIC INC COM              COM              585055106     4088	 93978.82 SH       SOLE                 93978.82
MICROSOFT CORP COM             COM              594918104      298	  5825.00 SH       SOLE                  5825.00
PFIZER INC COM                 COM              717081103     4981	124205.73 SH       SOLE                124205.73
PHILLIPS PETROLEUM             COM              718507106      287	  5316.00 SH       SOLE                  5316.00
ROYAL DUTCH PETE CO NY REG GLD COM              780257804      211	  4200.00 SH       SOLE                  4200.00
STRUTHERS INC COM NEW          COM              863582201        0	 20000.00 SH       SOLE                 20000.00
SUNRISE TECH INTL INC COM      COM              86769L103        7	 15000.00 SH       SOLE                 15000.00
UNITED TECHNOLOGIES CP COM     COM              913017109     3455	 74297.00 SH       SOLE                 74297.00








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